ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0%
	ADVERTISING & MARKETING - 1.1%
560	Interpublic Group of Companies, Inc. (The)(a)	$ $ 17,713
318	Omnicom Group, Inc.	32,878
		50,591
	AEROSPACE & DEFENSE - 1.7%
48	Huntington Ingalls Industries, Inc.	12,690
61	Teledyne Technologies, Inc.(b)	26,698
257	Textron, Inc.	22,765
75	Woodward, Inc.	12,863
		75,016
	APPAREL & TEXTILE PRODUCTS - 1.2%
38	Crocs, Inc.(b)	5,503
84	Ralph Lauren Corporation	16,285
233	Skechers USA, Inc., Class A(a)(b)	15,592
319	Tapestry, Inc.	14,987
		52,367
	ASSET MANAGEMENT - 2.0%
481	Blue Owl Capital, Inc.(a)	9,312
831	Franklin Resources, Inc.	16,745
124	LPL Financial Holdings, Inc.	28,846
1,067	Robinhood Markets, Inc.(b)	24,989
79	Stifel Financial Corporation	7,418
		87,310
	BANKING - 1.5%
419	Citizens Financial Group, Inc.	17,208
177	East West Bancorp, Inc.	14,645
805	First Horizon Corporation	12,502
5	Huntington Bancshares, Inc.(a)	74
419	Regions Financial Corporation(a)	9,775
1	SVB Financial Group(b)	-
139	Western Alliance Bancorp	12,022
		66,226
	BEVERAGES - 1.1%
301	Celsius Holdings, Inc.(b)	9,439
16	Coca-Cola Consolidated, Inc.	21,063

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	BEVERAGES - 1.1% (Continued)
340	Molson Coors Beverage Company, Class B(a)	$19,557
		50,059
	BIOTECHNOLOGY & PHARMACEUTICALS - 2.9%
255	BioMarin Pharmaceutical, Inc.(b)	17,924
279	Elanco Animal Health, Inc.(b)	4,099
440	Incyte Corporation(b)	29,084
57	Insmed, Inc.(b)	4,161
187	Neurocrine Biosciences, Inc.(b)	21,546
161	Sarepta Therapeutics, Inc.(b)	20,107
84	United Therapeutics Corporation(b)	30,101
21	Vaxcyte, Inc.(b)	2,400
		129,422
	CABLE & SATELLITE - 0.3%
149	Liberty Broadband Corporation, Class C(a)(b)	11,516

	CHEMICALS - 2.8%
172	Albemarle Corporation	16,290
108	Avery Dennison Corporation	23,842
151	Celanese Corporation	20,530
188	CF Industries Holdings, Inc.	16,131
186	Eastman Chemical Company	20,823
308	Mosaic Company (The)	8,248
153	RPM International, Inc.(a)	18,513
		124,377
	COMMERCIAL SUPPORT SERVICES - 1.0%
362	Aramark	14,020
75	Clean Harbors, Inc.(b)	18,128
168	H&R Block, Inc.	10,677
		42,825
	CONSTRUCTION MATERIALS - 1.5%
107	Advanced Drainage Systems, Inc.	16,816
38	Carlisle Companies, Inc.	17,090
26	Eagle Materials, Inc.	7,479

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	CONSTRUCTION MATERIALS - 1.5% (Continued)
151	Owens Corning	$26,655
		68,040
	CONSUMER SERVICES - 0.3%
193	Service Corporation International	15,233

	CONTAINERS & PACKAGING - 2.0%
100	AptarGroup, Inc.	16,019
45	Ball Corporation	3,056
205	Crown Holdings, Inc.	19,655
533	Graphic Packaging Holding Company	15,772
503	International Paper Company(a)	24,572
51	Packaging Corporation of America	10,985
		90,059
	DIVERSIFIED INDUSTRIALS - 0.4%
106	ITT, Inc.	15,848

	ELECTRIC UTILITIES - 1.6%
120	Ameren Corporation	10,495
72	Avangrid, Inc.	2,577
196	CenterPoint Energy, Inc.	5,766
225	CMS Energy Corporation	15,892
394	NRG Energy, Inc.	35,894
		70,624
	ELECTRICAL EQUIPMENT - 2.2%
211	A O Smith Corporation(a)	18,954
295	API Group Corporation(b)	9,741
32	BWX Technologies, Inc.	3,478
76	Generac Holdings, Inc.(b)	12,075
54	Lennox International, Inc.	32,632
341	Trimble, Inc.(b)	21,173
		98,053
	ENGINEERING & CONSTRUCTION - 2.8%
1	AECOM	103
50	Comfort Systems USA, Inc.	19,518

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	ENGINEERING & CONSTRUCTION - 2.8% (Continued)
76	EMCOR Group, Inc.	$32,720
177	Fluor Corporation(b)	8,445
148	Jacobs Solutions, Inc.	19,373
158	KBR, Inc.	10,291
54	MasTec, Inc.(b)	6,647
270	Tetra Tech, Inc.(a)	12,733
38	TopBuild Corporation(a)(b)	15,459
		125,289
	FOOD - 3.2%
201	Campbell Soup Company	9,833
751	Conagra Brands, Inc.	24,423
692	Hormel Foods Corporation	21,936
95	Ingredion, Inc.	13,056
163	J M Smucker Company (The)	19,739
216	Kellanova	17,433
211	Lamb Weston Holdings, Inc.	13,660
346	Tyson Foods, Inc., Class A	20,608
		140,688
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
86	Trex Company, Inc.(b)	5,726

	GAS & WATER UTILITIES - 0.9%
50	Atmos Energy Corporation(a)	6,935
368	Essential Utilities, Inc.	14,194
541	NiSource, Inc.	18,746
		39,875
	HEALTH CARE FACILITIES & SERVICES - 4.8%
187	Catalent, Inc.(b)	11,327
31	Charles River Laboratories International, Inc.(b)	6,106
19	Chemed Corporation	11,418
119	DaVita, Inc.(b)	19,508
163	Encompass Health Corporation	15,752
51	Ensign Group, Inc. (The)	7,335
115	Labcorp Holdings, Inc.	25,700

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.8% (Continued)
38	Medpace Holdings, Inc.(b)	$12,684
36	Molina Healthcare, Inc.(a)(b)	12,404
152	Quest Diagnostics, Inc.	23,598
179	Tenet Healthcare Corporation(b)	29,750
160	Universal Health Services, Inc., Class B	36,642
		212,224
	HOME & OFFICE PRODUCTS - 0.3%
254	Tempur Sealy International, Inc.	13,868

	HOME CONSTRUCTION - 1.9%
167	Fortune Brands Innovations, Inc.	14,952
317	Masco Corporation	26,609
90	Mohawk Industries, Inc.(b)	14,461
174	Toll Brothers, Inc.	26,881
		82,903
	HOUSEHOLD PRODUCTS - 0.6%
144	Clorox Company (The)	23,459
47	elf Beauty, Inc.(b)	5,124
		28,583
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
34	RBC Bearings, Inc.(b)	10,179

	INDUSTRIAL SUPPORT SERVICES - 1.1%
20	Applied Industrial Technologies, Inc.	4,463
237	Core & Main, Inc.(b)	10,523
40	Watsco, Inc.(a)	19,675
83	WESCO International, Inc.	13,942
		48,603
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
55	Evercore, Inc., Class A	13,934
128	Interactive Brokers Group, Inc., Class A	17,838
346	Jefferies Financial Group, Inc.	21,296
264	Northern Trust Corporation	23,768

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
214	SEI Investments Company	$14,807
		91,643
	INSURANCE - 7.4%
203	American Financial Group, Inc.	27,324
159	Assurant, Inc.	31,619
70	Cincinnati Financial Corporation	9,528
503	Equitable Holdings, Inc.	21,141
194	Globe Life, Inc.	20,547
40	Kinsale Capital Group, Inc.	18,623
530	Loews Corporation	41,897
663	Old Republic International Corporation	23,483
36	Primerica, Inc.	9,545
529	Principal Financial Group, Inc.	45,441
184	Reinsurance Group of America, Inc.	40,088
680	Unum Group(a)	40,419
		329,655
	INTERNET MEDIA & SERVICES - 1.6%
191	Expedia Group, Inc.(a)(b)	28,272
1	GoDaddy, Inc., Class A(b)	157
137	Roku, Inc.(b)	10,229
1,349	Snap, Inc., Class A(b)	14,434
271	Zillow Group, Inc., Class C(b)	17,303
		70,395
	LEISURE FACILITIES & SERVICES - 2.0%
101	Churchill Downs, Inc.	13,656
175	Darden Restaurants, Inc.	28,723
13	Domino's Pizza, Inc.	5,592
83	DraftKings, Inc., Class A(b)	3,254
144	Light & Wonder, Inc.(b)	13,065
84	Texas Roadhouse, Inc.	14,834
19	Wingstop, Inc.(a)	7,905
		87,029

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE PRODUCTS - 0.3%
198	Hasbro, Inc.	$14,319

	MACHINERY - 3.6%
46	Curtiss-Wright Corporation	15,120
213	Donaldson Company, Inc.	15,698
56	Graco, Inc.	4,901
83	IDEX Corporation	17,803
83	Lincoln Electric Holdings, Inc.	15,938
16	Nordson Corporation	4,202
140	Regal Rexnord Corporation	23,223
93	Snap-on, Inc.	26,943
204	Stanley Black & Decker, Inc.	22,466
167	Toro Company (The)	14,484
		160,778
	MEDICAL EQUIPMENT & DEVICES - 5.7%
95	Align Technology, Inc.(b)	24,160
759	Avantor, Inc.(a)(b)	19,635
482	Baxter International, Inc.	18,302
32	Bio-Rad Laboratories, Inc., Class A(b)	10,707
203	Bruker Corporation(a)	14,019
244	Cooper Companies, Inc. (The)(b)	26,923
201	Exact Sciences Corporation(b)	13,692
173	Globus Medical, Inc., Class A(b)	12,376
296	Hologic, Inc.(b)	24,112
37	Illumina, Inc.(b)	4,825
86	Insulet Corporation(b)	20,017
47	Lantheus Holdings, Inc.(b)	5,158
75	Natera, Inc.(b)	9,521
13	Repligen Corporation(b)	1,935
164	Revvity, Inc.	20,951
58	Teleflex, Inc.	14,345
33	Waters Corporation(b)	11,876
		252,554

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	METALS & MINING - 0.3%
174	Alcoa Corporation(a)	$6,713
51	Royal Gold, Inc.(a)	7,155
		13,868
	OIL & GAS PRODUCERS - 4.1%
426	Antero Resources Corporation(b)	12,205
903	APA Corporation(a)	22,087
47	Chord Energy Corporation	6,121
124	Coterra Energy, Inc.	2,970
92	EQT Corporation(a)	3,371
191	Expand Energy Corporation(a)	15,710
520	HF Sinclair Corporation	23,176
967	Marathon Oil Corporation	25,751
31	Murphy USA, Inc.	15,279
742	Ovintiv, Inc.	28,426
1,145	Permian Resources Corporation	15,583
173	Range Resources Corporation	5,322
654	Southwestern Energy Company(b)	4,650
		180,651
	PUBLISHING & BROADCASTING - 1.2%
204	New York Times Company (The), Class A	11,357
1,495	News Corporation, Class A	39,812
		51,169
	REAL ESTATE SERVICES - 0.8%
137	Jones Lang LaSalle, Inc.(b)	36,964

	REIT - 0.5%
27	Texas Pacific Land Corporation(a)	23,888

	RENEWABLE ENERGY - 0.3%
111	Enphase Energy, Inc.(b)	12,545

	RETAIL - CONSUMER STAPLES - 1.4%
194	BJ's Wholesale Club Holdings, Inc.(b)	16,001
69	Casey's General Stores, Inc.	25,924

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - CONSUMER STAPLES - 1.4% (Continued)
129	Dollar Tree, Inc.(a)(b)	$9,071
100	Sprouts Farmers Market, Inc.(b)	11,041
		62,037
	RETAIL - DISCRETIONARY - 5.4%
41	Abercrombie & Fitch Company, Class A(a)(b)	5,736
3	Bath & Body Works, Inc.	96
214	Best Buy Company, Inc.(a)	22,106
72	Builders FirstSource, Inc.(b)	13,958
85	Burlington Stores, Inc.(a)(b)	22,396
183	Carvana Company, Class A(b)	31,862
132	Dick's Sporting Goods, Inc.(a)	27,548
100	Floor & Decor Holdings, Inc., Class A(b)	12,417
857	Gap, Inc. (The)(a)	18,897
202	Genuine Parts Company	28,215
74	Ulta Beauty, Inc.(b)	28,795
168	Williams-Sonoma, Inc.	26,027
		238,053
	SEMICONDUCTORS - 2.3%	1
181	Coherent Corporation(b)	16,093
178	Entegris, Inc.	20,030
93	Lattice Semiconductor Corporation(a)(b)	4,935
91	MKS Instruments, Inc.(a)	9,893
162	Qorvo, Inc.(b)	16,735
231	Skyworks Solutions, Inc.	22,816
55	Universal Display Corporation	11,544
		102,046
	SOFTWARE - 5.7%
212	Akamai Technologies, Inc.(a)(b)	21,401
31	Appfolio, Inc., Class A(b)	7,297
115	Dayforce, Inc.(b)	7,044
281	DocuSign, Inc.(b)	17,447
312	Dynatrace, Inc.(a)(b)	16,683
1,185	Gen Digital, Inc.	32,505
31	Guidewire Software, Inc.(b)	5,671

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 5.7% (Continued)
79	Manhattan Associates, Inc.(a)(b)	$22,229
199	Okta, Inc.(b)	14,794
116	Paycom Software, Inc.	19,322
74	Paylocity Holding Corporation(b)	12,208
61	PTC, Inc.(b)	11,020
347	SS&C Technologies Holdings, Inc.	25,751
277	Twilio, Inc., Class A(b)	18,066
330	Zoom Video Communications, Inc., Class A(a)(b)	23,014
		254,452
	SPECIALTY FINANCE - 1.9%
113	Ally Financial, Inc.	4,022
721	Fidelity National Financial, Inc.(a)	44,745
699	Synchrony Financial	34,866
		83,633
	STEEL - 1.6%
57	ATI, Inc.(b)	3,814
88	Reliance, Inc.(a)	25,450
260	Steel Dynamics, Inc.	32,781
214	United States Steel Corporation(a)	7,561
		69,606
	TECHNOLOGY HARDWARE - 2.5%
101	F5, Inc.(b)	22,240
178	Jabil, Inc.	21,330
500	Juniper Networks, Inc.	19,490
195	Pure Storage, Inc., Class A(b)	9,797
128	TD SYNNEX Corporation	15,370
64	Zebra Technologies Corporation, Class A(b)	23,700
		111,927
	TECHNOLOGY SERVICES - 3.5%
148	Amentum Holdings, Inc.(b)	4,773
179	Booz Allen Hamilton Holding Corporation	29,134
29	CACI International, Inc., Class A(a)(b)	14,632
28	Corpay, Inc.(b)	8,757
70	EPAM Systems, Inc.(b)	13,932

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.0% (Continued)
	TECHNOLOGY SERVICES - 3.5% (Continued)
40	FactSet Research Systems, Inc.	$18,394
134	Leidos Holdings, Inc.	21,842
11	MarketAxess Holdings, Inc.	2,818
51	Morningstar, Inc.	16,275
249	TransUnion	26,071
		156,628
	TRANSPORTATION & LOGISTICS - 3.3%
162	CH Robinson Worldwide, Inc.	17,880
217	Expeditors International of Washington, Inc.	28,514
168	JB Hunt Transport Services, Inc.	28,951
33	Saia, Inc.(a)(b)	14,430
1,356	Southwest Airlines Company(a)	40,178
166	XPO, Inc.(a)(b)	17,847
		147,800
	WHOLESALE - CONSUMER STAPLES - 1.1%
378	Performance Food Group Company(b)	29,624
323	US Foods Holding Corporation(b)	19,864
		49,488
	WHOLESALE - DISCRETIONARY - 0.9%
457	LKQ Corporation	18,244
53	Pool Corporation	19,970
		38,214

	TOTAL COMMON STOCKS (Cost $3,885,617)	4,394,846

	RIGHTS — 0.0%(c)
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.0%(c)
1	Bristol-Myers Squibb Company - CVR(d)	1

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)
7	ABIOMED, Inc. - CVR(d)	7

	TOTAL RIGHTS (Cost $8)	8

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 17.9%
	COLLATERAL FOR SECURITIES LOANED - 17.3%
767,105	Mount Vernon Liquid Assets Portfolio, 4.95%(e)(f)	$767,105

	MONEY MARKET FUND - 0.6%
26,420	First American Treasury Obligations Fund, Class X, 4.79%(e)	26,420

	TOTAL SHORT-TERM INVESTMENTS (Cost $793,525)	793,525

	TOTAL INVESTMENTS - 116.9% (Cost $4,679,150)	$5,188,379
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.9)%	(751,581)
	NET ASSETS - 100.0%	$4,436,798

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $748,424.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05%.
(d)	Fair value was determined using significant unobservable inputs.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 is $793,525.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 0.2%
666	AAR Corporation(a)	$43,530
579	Mercury Systems, Inc.(a)	21,423
71	National Presto Industries, Inc.	5,335
		70,288
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,005	Movado Group, Inc.	18,693
1,668	PVH Corporation	168,185
569	Rocky Brands, Inc.	18,128
149	Tandy Leather Factory, Inc.(a)	624
8,900	Under Armour, Inc., Class A(a)	79,299
784	Weyco Group, Inc.	26,687
		311,616
	ASSET MANAGEMENT - 0.5%
2,637	Cannae Holdings, Inc.	50,261
39	Hennessy Advisors, Inc.	388
2,600	Medallion Financial Corporation	21,164
1,654	ODP Corporation (The)(a)	49,207
1,107	Oppenheimer Holdings, Inc., Class A	56,634
		177,654
	AUTOMOTIVE - 2.4%
3,076	American Axle & Manufacturing Holdings, Inc.(a)	19,010
7,394	BorgWarner, Inc.	268,328
4,113	Dana, Inc.	43,433
14,860	Goodyear Tire & Rubber Company (The)(a)	131,511
4,888	Harley-Davidson, Inc.(b)	188,335
1,228	Lear Corporation(b)	134,036
712	Miller Industries, Inc.	43,432
876	Standard Motor Products, Inc.	29,083
		857,168
	BANKING - 12.2%
2,795	Ameris Bancorp	174,380
1,120	Bank OZK	48,149
845	BankFinancial Corporation	10,292
1,017	Banner Corporation	60,573

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 12.2% (Continued)
398	Bar Harbor Bankshares	$12,274
512	BayCom Corporation	12,145
1,268	Berkshire Hills Bancorp, Inc.	34,147
2,014	Byline Bancorp, Inc.	53,915
443	C&F Financial Corporation	25,849
4,854	Cadence Bank	154,600
346	Capital City Bank Group, Inc.	12,210
474	Cathay General Bancorp	20,358
965	Central Pacific Financial Corporation	28,477
649	CNB Financial Corporation	15,615
378	Colony Bankcorp, Inc.	5,867
606	Comerica, Inc.	36,306
837	Community Trust Bancorp, Inc.	41,565
1,535	Customers Bancorp, Inc.(a)	71,301
3,194	CVB Financial Corporation	56,917
166	Eagle Bancorp Montana, Inc.	2,621
5,992	Eastern Bankshares, Inc.	98,209
1,162	Enterprise Financial Services Corporation	59,564
1,287	Financial Institutions, Inc.	32,780
1,364	First Bancorp	56,729
1,368	First Bancshares, Inc. (The)	43,954
1,625	First Busey Corporation	42,283
2,069	First Commonwealth Financial Corporation	35,483
3,409	First Financial Bancorp	86,009
563	First Financial Corporation	24,688
3,781	First Hawaiian, Inc.	87,530
3,620	First Horizon Corporation	56,219
3,701	First Interstate BancSystem, Inc., Class A	113,547
2,371	First Merchants Corporation	88,201
10,111	FNB Corporation	142,666
196	FS Bancorp, Inc.	8,720
2,660	Hancock Whitney Corporation	136,112
1,078	Hanmi Financial Corporation	20,051
993	Heartland Financial USA, Inc.	56,303

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 12.2% (Continued)
2,595	Heritage Commerce Corporation	$25,639
1,426	Heritage Financial Corporation	31,044
2,151	Hilltop Holdings, Inc.	69,176
290	Home Bancorp, Inc.	12,928
739	HomeTrust Bancshares, Inc.	25,185
1,394	Independent Bank Corporation	82,427
739	Independent Bank Corporation	24,646
828	Midland States Bancorp, Inc.	18,531
1,053	National Bank Holdings Corporation, Class A	44,331
5,135	Northwest Bancshares, Inc.	68,706
1,487	OceanFirst Financial Corporation	27,643
3,799	Old National Bancorp	70,889
6	Old Point Financial Corporation	116
3,280	Old Second Bancorp, Inc.	51,135
4,121	Pacific Premier Bancorp, Inc.	103,684
1,503	Peoples Bancorp, Inc.	45,225
1,736	Premier Financial Corporation	40,761
3,460	Prosperity Bancshares, Inc.(b)	249,362
212	Provident Financial Holdings, Inc.	3,042
579	QCR Holdings, Inc.	42,863
1,776	Renasant Corporation	57,720
674	Republic Bancorp, Inc., Class A	44,012
3,100	Republic First Bancorp, Inc.(a)	2
1,536	S&T Bancorp, Inc.	64,466
394	SB Financial Group, Inc.	8,101
2,299	Seacoast Banking Corporation of Florida	61,268
174	Sierra Bancorp	5,025
748	SouthState Corporation	72,691
2,035	Stellar Bancorp, Inc.	52,686
428	Texas Capital Bancshares, Inc.(a)	30,585
2,278	Towne Bank	75,311
574	TriCompany Bancshares	24,481
783	TrustCompany Bank Corp NY	25,894
2,033	Trustmark Corporation	64,690

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 12.2% (Continued)
172	United Bancshares, Inc.	$3,415
3,479	United Bankshares, Inc.	129,071
3,336	United Community Banks, Inc.	97,011
420	United Security Bancshares	3,658
1,212	Univest Financial Corporation	34,106
5,465	Valley National Bancorp(b)	49,513
4,886	Webster Financial Corporation	227,736
1,873	WesBanco, Inc.	55,778
2,406	WSFS Financial Corporation	122,682
		4,413,844
	BEVERAGES - 0.1%
555	MGP Ingredients, Inc.(b)	46,204

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.5%
1,326	Amphastar Pharmaceuticals, Inc.(a)	64,351
1,019	ANI Pharmaceuticals, Inc.(a)	60,794
4,203	Arcus Biosciences, Inc.(a)	64,264
1,745	Arvinas, Inc.(a)	42,979
2,521	Certara, Inc.(a)	29,521
944	Cumberland Pharmaceuticals, Inc.(a)	1,208
752	Dynavax Technologies Corporation(a)(b)	8,377
19,508	Elanco Animal Health, Inc.(a)	286,573
1,822	Innoviva, Inc.(a)(b)	35,183
1,310	iTeos Therapeutics, Inc.(a)	13,375
346	Ligand Pharmaceuticals, Inc.(a)(b)	34,631
6,813	Organogenesis Holdings, Inc.(a)	19,485
2,030	Pacira BioSciences, Inc.(a)	30,552
1,683	Prestige Consumer Healthcare, Inc.(a)	121,344
1,822	Supernus Pharmaceuticals, Inc.(a)	56,810
2,993	Vanda Pharmaceuticals, Inc.(a)	14,037
4,433	Vir Biotechnology, Inc.(a)	33,203
		916,687
	CABLE & SATELLITE - 0.4%
304	Cable One, Inc.	106,336

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	CABLE & SATELLITE - 0.4% (Continued)
4,483	WideOpenWest, Inc.(a)	$23,536
		129,872
	CHEMICALS - 2.5%
1,362	AdvanSix, Inc.	41,378
905	Ashland, Inc.	78,708
801	Avient Corporation	40,306
3,877	Ecovyst, Inc.(a)	26,557
2,411	FMC Corporation	158,981
2,768	Huntsman Corporation	66,986
750	Intrepid Potash, Inc.(a)	18,000
1,203	Koppers Holdings, Inc.	43,946
1,208	Minerals Technologies, Inc.	93,294
9,954	Mosaic Company (The)	266,568
3,654	Rayonier Advanced Materials, Inc.(a)	31,278
684	Stepan Company	52,839
		918,841
	COMMERCIAL SUPPORT SERVICES - 4.6%
3,504	ABM Industries, Inc.	184,871
36,148	ADT, Inc.(b)	261,350
21,569	Advantage Solutions, Inc.(a)	73,982
14,062	Alight, Inc., Class A(a)	104,059
1,213	AMN Healthcare Services, Inc.(a)(b)	51,419
963	ASGN, Inc.(a)	89,781
252	BGSF, Inc.	2,122
7,511	BrightView Holdings, Inc.(a)	118,223
6,439	CoreCivic, Inc.(a)	81,453
1,303	Deluxe Corporation	25,396
2,968	Enviri Corporation(a)	30,689
9,359	GEO Group, Inc. (The)(a)(b)	120,263
897	Heidrick & Struggles International, Inc.	34,857
1,773	Kelly Services, Inc., Class A	37,960
1,764	Korn Ferry	132,723
1,408	ManpowerGroup, Inc.	103,516
1,061	Resources Connection, Inc.	10,292

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 4.6% (Continued)
1,060	Stericycle, Inc.(a)	$64,660
520	UniFirst Corporation	103,298
504	V2X, Inc.(a)	28,153
		1,659,067
	CONSTRUCTION MATERIALS - 1.3%
2,871	Concrete Pumping Holdings, Inc.(a)	16,623
9,242	MDU Resources Group, Inc.	253,323
5,139	Summit Materials, Inc., Class A(a)	200,575
		470,521
	CONSUMER SERVICES - 1.0%
1,436	Adtalem Global Education, Inc.(a)	108,389
1,934	American Public Education, Inc.(a)	28,527
132	Graham Holdings Company, Class B(b)	108,467
713	Matthews International Corporation, Class A	16,542
3,400	Perdoceo Education Corporation	75,616
333	Strategic Education, Inc.	30,819
		368,360
	CONTAINERS & PACKAGING - 1.0%
718	Berry Global Group, Inc.	48,810
1,103	Greif, Inc., Class A(b)	69,114
9,029	O-I Glass, Inc.(a)	118,460
7,129	Pactiv Evergreen, Inc.	82,055
1,029	TriMas Corporation	26,270
		344,709
	ELECTRICAL EQUIPMENT - 1.7%
536	Advanced Energy Industries, Inc.	56,409
695	Atkore, Inc.	58,894
851	Belden, Inc.	99,678
5,328	Hayward Holdings, Inc.(a)(b)	81,731
676	Kimball Electronics, Inc.(a)	12,513
575	Littelfuse, Inc.(b)	152,519
1,133	LSI Industries, Inc.	18,298
3,564	Mirion Technologies, Inc.(a)	39,453
581	OSI Systems, Inc.(a)	88,213

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRICAL EQUIPMENT - 1.7% (Continued)
195	Preformed Line Products Company	$24,976
		632,684
	ENGINEERING & CONSTRUCTION - 1.2%
796	Arcosa, Inc.	75,429
3,307	Great Lakes Dredge & Dock Corporation(a)	34,823
724	MasTec, Inc.(a)(b)	89,124
1,648	Mistras Group, Inc.(a)	18,738
462	NV5 Global, Inc.(a)	43,188
2,158	Primoris Services Corporation	125,337
740	Tutor Perini Corporation(a)	20,098
473	VSE Corporation	39,131
		445,868
	ENTERTAINMENT CONTENT - 0.9%
4,841	AMC Networks, Inc., Class A(a)	42,068
28,076	Paramount Global, Class B(b)	298,167
		340,235
	FOOD - 1.7%
4,026	B&G Foods, Inc.	35,751
793	Cal-Maine Foods, Inc.(b)	59,348
2,486	Darling Ingredients, Inc.(a)	92,380
2,707	Hain Celestial Group, Inc. (The)(a)	23,361
1,847	Post Holdings, Inc.(a)	213,790
19	Seaboard Corporation	59,603
2,066	Simply Good Foods Company (The)(a)	71,835
1,156	TreeHouse Foods, Inc.(a)	48,529
		604,597
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
796	Boise Cascade Company	112,220

	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,593	Acadia Healthcare Company, Inc.(a)(b)	101,012
2,916	AdaptHealth Corporation(a)	32,747
138	Addus HomeCare Corporation(a)	18,358
688	Amedisys, Inc.(a)(b)	66,399

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
7,458	Brookdale Senior Living, Inc.(a)	$50,640
386	Fulgent Genetics, Inc.(a)	8,388
516	Henry Schein, Inc.(a)(b)	37,616
3,224	LifeStance Health Group, Inc.(a)	22,568
863	National HealthCare Corporation	108,540
3,147	Owens & Minor, Inc.(a)	49,376
2,598	Patterson Companies, Inc.(b)	56,740
4,302	Pediatrix Medical Group, Inc.(a)	49,860
898	Premier, Inc., Class A	17,960
4,321	Select Medical Holdings Corporation	150,673
10,937	Teladoc Health, Inc.(a)	100,402
308	US Physical Therapy, Inc.	26,066
		897,345
	HOME & OFFICE PRODUCTS - 1.5%
11,166	ACCO Brands Corporation	61,078
200	Kewaunee Scientific Corporation(a)	6,658
4,588	Leggett & Platt, Inc.(b)	62,489
3,212	MillerKnoll, Inc.	79,529
16,321	Newell Brands, Inc.	125,345
7,024	Steelcase, Inc., Class A	94,754
1,170	Whirlpool Corporation	125,190
		555,043
	HOME CONSTRUCTION - 5.8%
812	American Woodmark Corporation(a)	75,881
3,076	Beazer Homes USA, Inc.(a)	105,107
1,926	Century Communities, Inc.	198,339
3,459	Forestar Group, Inc.(a)	111,968
256	Hovnanian Enterprises, Inc.(a)	52,319
2,179	Interface, Inc.	41,336
2,201	JELD-WEN Holding, Inc.(a)	34,798
3,571	KB Home	305,999
426	LGI Homes, Inc.(a)	50,489
1,388	M/I Homes, Inc.(a)	237,848
1,657	Meritage Homes Corporation	339,801

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	HOME CONSTRUCTION - 5.8% (Continued)
385	Mohawk Industries, Inc.(a)	$61,862
3,858	Taylor Morrison Home Corporation(a)	271,063
4,878	Tri Pointe Homes, Inc.(a)	221,022
		2,107,832
	HOUSEHOLD PRODUCTS - 0.7%
2,504	Central Garden & Pet Company, Class A(a)	78,626
313	Crown Crafts, Inc. ARS	1,502
1,843	Edgewell Personal Care Company	66,975
1,636	Quanex Building Products Corporation	45,399
685	Spectrum Brands Holdings, Inc.	65,171
		257,673
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
251	Core Molding Technologies, Inc.(a)	4,320
189	Eastern Company (The)	6,133
330	Enpro, Inc.	53,519
564	Gibraltar Industries, Inc.(a)	39,440
6,714	Hillman Solutions Corporation(a)	70,900
466	Insteel Industries, Inc.	14,488
881	Mueller Industries, Inc.	65,282
788	Park-Ohio Holdings Corporation	24,192
1,276	Proto Labs, Inc.(a)	37,476
1,648	Timken Company (The)	138,910
6	Tredegar Corporation(a)	44
		454,704
	INDUSTRIAL SUPPORT SERVICES - 1.4%
638	DXP Enterprises, Inc.(a)	34,044
9,465	Resideo Technologies, Inc.(a)	190,625
2,189	Titan Machinery, Inc.(a)	30,493
1,501	WESCO International, Inc.	252,138
		507,300
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
2,047	Virtu Financial, Inc., Class A	62,352

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 4.3%
4,775	Brighthouse Financial, Inc.(a)	$215,018
1,997	Donegal Group, Inc., Class A	29,436
1,882	Employers Holdings, Inc.	90,279
47,495	Genworth Financial, Inc., Class A(a)	325,341
1,716	Global Indemnity Group, LLC	57,023
2,324	Heritage Insurance Holdings, Inc.(a)	28,446
2,186	Horace Mann Educators Corporation	76,401
4,167	Jackson Financial, Inc., Class A(b)	380,155
5,370	ProAssurance Corporation(a)	80,765
5,853	Radian Group, Inc.	203,040
2,714	Security National Financial Corporation, Class A(a)	24,969
246	Unico American Corporation(a)	13
2,961	United Fire Group, Inc.	61,974
		1,572,860
	INTERNET MEDIA & SERVICES - 0.4%
2,992	IAC, Inc.(a)	161,029

	LEISURE FACILITIES & SERVICES - 2.1%
10	Ark Restaurants Corporation	120
3,021	Bally's Corporation(a)	52,112
128	Biglari Holdings, Inc.(a)	22,017
5,535	Caesars Entertainment, Inc.(a)	231,031
1,994	El Pollo Loco Holdings, Inc.(a)	27,318
1,106	Golden Entertainment, Inc.	35,160
834	Good Times Restaurants, Inc.(a)	2,269
2,609	Hilton Grand Vacations, Inc.(a)	94,759
2,641	Marcus Corporation (The)	39,800
1,390	Marriott Vacations Worldwide Corporation	102,137
3,232	Penn Entertainment, Inc.(a)	60,956
419	RCI Hospitality Holdings, Inc.	18,666
1,458	Sphere Entertainment Company(a)	64,414
		750,759
	LEISURE PRODUCTS - 1.5%
481	Escalade, Inc.	6,768

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE PRODUCTS - 1.5% (Continued)
1,240	Smith & Wesson Brands, Inc.	$16,095
1,747	Thor Industries, Inc.(b)	191,978
18,563	Topgolf Callaway Brands Corporation(a)(b)	203,822
1,973	Vista Outdoor, Inc.(a)	77,302
824	Winnebago Industries, Inc.(b)	47,882
		543,847
	MACHINERY - 3.3%
1,576	AGCO Corporation(b)	154,227
145	Alamo Group, Inc.	26,119
1,165	Columbus McKinnon Corporation	41,940
1,377	Enovis Corporation(a)	59,280
471	ESCO Technologies, Inc.	60,750
713	Helios Technologies, Inc.	34,010
2,300	Hillenbrand, Inc.	63,940
761	John Bean Technologies Corporation(b)	74,966
3,688	Kennametal, Inc.	95,630
2,227	Manitowoc Company, Inc. (The)(a)	21,424
1,181	Middleby Corporation (The)(a)	164,313
2,126	Oshkosh Corporation	213,046
4,763	Ranpak Holdings Corporation(a)	31,102
2,365	Terex Corporation	125,132
3,678	Titan International, Inc.(a)	29,902
		1,195,781
	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,410	AngioDynamics, Inc.(a)	18,750
1,437	Avanos Medical, Inc.(a)(b)	34,531
586	CONMED Corporation(b)	42,145
3,610	DENTSPLY SIRONA, Inc.	97,686
4,589	Envista Holdings Corporation(a)	90,679
811	FONAR Corporation(a)	13,130
1,650	Harvard Bioscience, Inc.(a)	4,438
500	ICU Medical, Inc.(a)	91,110
942	Integer Holdings Corporation(a)(b)	122,460
1,466	Myriad Genetics, Inc.(a)	40,154

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
2,970	Neogen Corporation(a)	$49,926
4,326	OraSure Technologies, Inc.(a)	18,472
1,347	QuidelOrtho Corporation(a)	61,423
60	Utah Medical Products, Inc.	4,015
1,722	Varex Imaging Corporation(a)	20,526
		709,445
	METALS & MINING - 1.8%
1,232	Alcoa Corporation(b)	47,531
354	Arch Resources, Inc.(b)	48,909
6,520	Cleveland-Cliffs, Inc.(a)	83,260
1,664	Compass Minerals International, Inc.	20,001
517	Kaiser Aluminum Corporation	37,493
6,536	Peabody Energy Corporation	173,465
2,172	Ramaco Resources, Inc.	25,412
6,950	SunCoke Energy, Inc.	60,326
2,503	Warrior Met Coal, Inc.	159,942
		656,339
	OIL & GAS PRODUCERS - 3.6%
3,775	Amplify Energy Corporation(a)	24,651
2,554	Antero Resources Corporation(a)	73,172
7,401	Berry Corporation	38,041
4,297	Civitas Resources, Inc.	217,729
3,118	CNX Resources Corporation(a)(b)	101,553
6,098	Crescent Energy Company	66,773
396	Gulfport Energy Corporation(a)	59,935
6,130	HighPeak Energy, Inc.(b)	85,084
6,353	Murphy Oil Corporation	214,350
3,960	Par Pacific Holdings, Inc.(a)	69,696
2,267	PBF Energy, Inc., Class A	70,164
801	Riley Exploration Permian, Inc.	21,218
1,833	SandRidge Energy, Inc.	22,418
743	SM Energy Company(b)	29,698
9,273	VAALCO Energy, Inc.	53,227
3,151	Vital Energy, Inc.(a)	84,762

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS PRODUCERS - 3.6% (Continued)
2,405	World Kinect Corporation	$74,338
		1,306,809
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
1,465	DMC Global, Inc.(a)	19,016
4,834	DNOW, Inc.(a)	62,504
3,328	Helmerich & Payne, Inc.	101,238
2,832	MRC Global, Inc.(a)	36,080
15,356	NOV, Inc.	245,235
9,073	Patterson-UTI Energy, Inc.	69,408
8,404	ProPetro Holding Corporation(a)(b)	64,375
1,989	Ranger Energy Services, Inc.	23,689
7,065	RPC, Inc.(b)	44,933
		666,478
	PUBLISHING & BROADCASTING - 0.7%
11,313	Gray Television, Inc.	60,637
1,793	Scholastic Corporation	57,394
8,006	TEGNA, Inc.	126,335
		244,366
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
3,755	Five Point Holdings, LLC(a)	15,583
2,255	Howard Hughes Holdings, Inc.(a)	174,605
1,167	Legacy Housing Corporation(a)	31,917
		222,105
	REAL ESTATE SERVICES - 0.2%
16,204	Anywhere Real Estate, Inc.(a)	82,316

	RENEWABLE ENERGY - 0.3%
1,237	EnerSys	126,236

	RETAIL - CONSUMER STAPLES - 1.1%
1,043	Ingles Markets, Inc., Class A	77,808
342	PriceSmart, Inc.	31,389
1,114	SpartanNash Company	24,965
1,480	Village Super Market, Inc., Class A	47,049

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1% (Continued)
17,140	Walgreens Boots Alliance, Inc.	$153,574
772	Weis Markets, Inc.	53,214
		387,999
	RETAIL - DISCRETIONARY - 6.4%
2,099	Aaron's Company, Inc. (The)	20,885
1,638	Academy Sports & Outdoors, Inc.(b)	95,594
2,289	Advance Auto Parts, Inc.(b)	89,248
1,034	American Eagle Outfitters, Inc.	23,151
319	America's Car-Mart, Inc.(a)	13,372
825	Asbury Automotive Group, Inc.(a)	196,837
387	BlueLinx Holdings, Inc.(a)	40,798
814	Caleres, Inc.	26,903
3,517	Designer Brands, Inc., Class A	25,955
4,528	Driven Brands Holdings, Inc.(a)	64,615
715	Ethan Allen Interiors, Inc.	22,801
3,543	Foot Locker, Inc.	91,551
1,161	GMS, Inc.(a)(b)	105,152
631	Group 1 Automotive, Inc.	241,698
8,126	Kohl's Corporation(b)	171,459
1,803	La-Z-Boy, Inc.	77,403
1,019	Lithia Motors, Inc., Class A	323,675
15,005	Macy's, Inc.	235,428
1,884	MarineMax, Inc.(a)	66,449
1,537	Monro, Inc.	44,358
2,139	National Vision Holdings, Inc.(a)	23,337
768	PetIQ, Inc.(a)	23,631
2,660	Rush Enterprises, Inc., Class A	140,528
1,068	Shoe Carnival, Inc.(b)	46,832
403	Sonic Automotive, Inc., Class A	23,567
2,272	Urban Outfitters, Inc.(a)	87,040
		2,322,267
	SEMICONDUCTORS - 1.8%
3,013	Amkor Technology, Inc.	92,198
1,034	CEVA, Inc.(a)	24,971

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
499	CTS Corporation	$24,142
1,178	Diodes, Inc.(a)	75,498
982	IPG Photonics Corporation(a)	72,982
607	Kulicke & Soffa Industries, Inc.	27,394
1,480	MaxLinear, Inc., Class A(a)	21,430
447	MKS Instruments, Inc.(b)	48,593
2,964	Photronics, Inc.(a)	73,389
24	Richardson Electronics Ltd.	296
889	Synaptics, Inc.(a)	68,969
147	Trio-Tech International(a)	814
819	Ultra Clean Holdings, Inc.(a)	32,703
4,824	Vishay Intertechnology, Inc.	91,222
		654,601
	SOFTWARE - 1.3%
2,303	Adeia, Inc.	27,429
1,799	Bandwidth, Inc., Class A(a)	31,501
5,938	Bumble, Inc., Class A(a)	37,884
622	Digi International, Inc.(a)	17,124
7,465	E2open Parent Holdings, Inc.(a)	32,921
2,791	Mitek Systems, Inc.(a)	24,198
816	Omnicell, Inc.(a)(b)	35,578
926	OneSpan, Inc.(a)	15,436
6,345	SolarWinds Corporation	82,802
374	TruBridge, Inc.(a)	4,473
3,974	Veradigm, Inc.(a)	38,548
1,046	Verint Systems, Inc.(a)	26,495
1,349	Ziff Davis, Inc.(a)	65,642
2,419	ZoomInfo Technologies, Inc., Class A(a)	24,964
		464,995
	SPECIALTY FINANCE - 3.0%
6,370	Air Lease Corporation	288,497
4,642	Bread Financial Holdings, Inc.	220,866
1,378	Encore Capital Group, Inc.(a)	65,138
6,464	EZCORP, Inc., Class A(a)	72,462

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	SPECIALTY FINANCE - 3.0% (Continued)
612	GATX Corporation	$81,059
5,707	LendingClub Corporation(a)	65,231
3,157	MGIC Investment Corporation(b)	80,819
1,278	Navient Corporation	19,924
3,386	PRA Group, Inc.(a)	75,711
660	Regional Management Corporation	21,589
627	Willis Lease Finance Corporation	93,304
		1,084,600
	STEEL - 0.8%
3,961	Commercial Metals Company(b)	217,697
1,018	Metallus, Inc.(a)	15,097
1,260	Olympic Steel, Inc.	49,140
		281,934
	TECHNOLOGY HARDWARE - 4.0%
1,698	Arrow Electronics, Inc.(a)	225,545
204	AstroNova, Inc.(a)	2,746
214	Aviat Networks, Inc.(a)	4,629
2,024	Avnet, Inc.	109,923
1,497	Benchmark Electronics, Inc.	66,347
3,335	Ciena Corporation(a)	205,403
2,161	Dolby Laboratories, Inc., Class A	165,381
3,907	Harmonic, Inc.(a)	56,925
2,599	Knowles Corporation(a)	46,860
1,217	NETGEAR, Inc.(a)	24,413
3,170	NetScout Systems, Inc.(a)	68,947
470	Plexus Corporation(a)	64,254
8,952	Ribbon Communications, Inc.(a)	29,094
1,700	Sanmina Corporation(a)	116,365
3,162	TTM Technologies, Inc.(a)	57,707
3,981	ViaSat, Inc.(a)	47,533
5,355	Viavi Solutions, Inc.(a)(b)	48,302
284	Vishay Precision Group, Inc.(a)	7,356
9,537	Xerox Holdings Corporation(b)	98,994
		1,446,724

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 1.3%
11,618	Conduent, Inc.(a)	$46,820
17,494	Dun & Bradstreet Holdings, Inc.(b)	201,356
9,505	DXC Technology Company(a)	197,229
108	NetSol Technologies, Inc.(a)	308
2,263	Repay Holdings Corporation(a)	18,466
		464,179
	TELECOMMUNICATIONS - 1.8%
1,153	ATN International, Inc.	37,288
11,814	Consolidated Communications Holdings, Inc.(a)	54,817
669	Frontier Communications Parent, Inc.(a)	23,770
372	KVH Industries, Inc.(a)	1,797
11,273	Telephone and Data Systems, Inc.	262,097
5,299	United States Cellular Corporation(a)(b)	289,590
		669,359
	TOBACCO & CANNABIS - 0.1%
820	Universal Corporation	43,550

	TRANSPORTATION & LOGISTICS - 4.1%
5,001	Air Transport Services Group, Inc.(a)	80,966
3,689	Alaska Air Group, Inc.(a)	166,780
683	Allegiant Travel Company	37,606
304	ArcBest Corporation(b)	32,969
2,138	Bristow Group, Inc.(a)	74,167
517	Covenant Logistics Group, Inc.	27,318
1,014	Heartland Express, Inc.	12,452
1,553	Hub Group, Inc., Class A	70,584
38,596	JetBlue Airways Corporation(a)(b)	253,190
917	Marten Transport Ltd.	16,231
1,148	Matson, Inc.	163,728
854	Radiant Logistics, Inc.(a)	5,491
1,558	Ryder System, Inc.	227,156
2,108	Schneider National, Inc., Class B	60,162
1,611	SkyWest, Inc.(a)	136,967
3,203	Sun Country Airlines Holdings, Inc.(a)(b)	35,906

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 4.1% (Continued)
1,171	Universal Logistics Holdings, Inc.	$50,482
1,308	Werner Enterprises, Inc.	50,476
		1,502,631
	TRANSPORTATION EQUIPMENT - 0.5%
1,611	Greenbrier Companies, Inc. (The)(b)	81,984
805	REV Group, Inc.	22,588
1,643	Trinity Industries, Inc.	57,242
1,515	Wabash National Corporation	29,073
		190,887
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,011	Andersons, Inc. (The)	50,691
1,715	Grocery Outlet Holding Corporation(a)	30,098
7,008	United Natural Foods, Inc.(a)	117,875
		198,664
	WHOLESALE - DISCRETIONARY - 1.2%
104	Acme United Corporation	4,331
866	ePlus, Inc.(a)	85,162
4,431	G-III Apparel Group Ltd.(a)(b)	135,234
4,762	OPENLANE, Inc.(a)	80,383
904	PC Connection, Inc.	68,189
1,272	ScanSource, Inc.(a)	61,094
		434,393

	TOTAL COMMON STOCKS (Cost $32,512,820)	36,047,837

	RIGHTS — 0.0%(c)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. – CVR(d)	5,280

	RENEWABLE ENERGY - 0.0%(c)
2	Pineapple Energy, Inc. - CVR(d)	4

	TOTAL RIGHTS (Cost $5,280)	5,284

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 14.0%
	COLLATERAL FOR SECURITIES LOANED - 13.5%
4,908,193	Mount Vernon Liquid Assets Portfolio, 4.95%(e)(f)	$4,908,193

	MONEY MARKET FUND - 0.5%
157,181	First American Treasury Obligations Fund, Class X, 4.79%(e)	157,181

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,065,374)	5,065,374

	TOTAL INVESTMENTS - 113.3% (Cost $37,583,474)	$41,118,495
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%	(4,826,528)
	NET ASSETS - 100.0%	$36,291,967

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2024 was $4,772,970.
(c)	Amount represents less than 0.05%.
(d)	Fair value was determined using significant unobservable inputs.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 is $4,908,193.